Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowing rate	8.00%
Operating leases term	3 years 11 months 1 day
Weighted-average discount rate	8.00%
Amortization expense	$ 1,299	$ 0
Cash lease payments	1,522	0
Financing lease right-of-use asset	64,416	0
Financing lease liability	14,327	0
Operating lease liability, current	62,113	39,148
Operating leases expense	47,612	31,266
Operating lease right-of-use asset	62,113	49,432
Operating lease liability, non current	0	10,283
Property Subject To Financing Lease [Member]
Operating lease liability, current	$ 48,946	0
Property Subject to Operating Lease [Member]
Borrowing rate	8.00%
Operating leases term	9 months 21 days
Weighted-average discount rate	8.00%
Cash lease payments	$ 47,612	$ 31,266